Acquisition - The fair values of assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Goodwill	$ 40,562	$ 40,562